Customer deposits - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Demand deposits
Cash collateral received	$ 16,759	$ 42,480
Time deposits:
Total financial liabilities	1,299,114	1,259,588
Deposits - Customers
Type:
Repurchase agreements	129,216	128,719
Demand deposits
Current accounts	424,563	443,223
Other deposits	24,010	25,904
Cash collateral received	7,799	9,874
Others	16,211	16,030
Time deposits:
Fixed-term deposits	179,768	175,642
Accrued interest	1,714	1,320
Total financial liabilities	759,271	774,808
Deposits - Customers | Mexican peso
Time deposits:
Total financial liabilities	677,634	664,535
Deposits - Customers | US dollar
Time deposits:
Total financial liabilities	81,631	110,120
Deposits - Customers | Other currencies
Time deposits:
Total financial liabilities	6	153
Financial instrument in connection with OTC derivative transactions | Deposits
Demand deposits
Cash collateral received	16,759	42,480
Financial instrument in connection with OTC derivative transactions | Deposits - Customers
Demand deposits
Cash collateral received	$ 7,799	$ 9,874